Shareholder Fees {- Fidelity® Connecticut Municipal Money Market Fund}	Jan. 29, 2022 USD ($)
11.30 Fidelity Connecticut Municipal Funds - Combo PRO-13 | Fidelity® Connecticut Municipal Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none